FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Details of Derivative Instruments (Details) shares in Millions			1 Months Ended	12 Months Ended
	Mar. 11, 2022 CAD ($)	Feb. 11, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($) $ / shares $ / $ shares	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 CAD ($) $ / $ $ / shares shares	Dec. 31, 2021 USD ($) $ / $ shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 11, 2022 USD ($)	Feb. 11, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Net cash received (paid) on settlement				$ (11,000,000)		$ (8,000,000)
Payments to settle derivative				12,379,000,000		5,236,000,000
Derivative financial assets outstanding				1,136,000,000		895,000,000							$ 1,011,000,000
Senior Notes Due 2022
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 1,450,000,000
Coupon rate						5.34%						5.34%
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount				750,000,000				$ 750,000,000		$ 1,000,000,000	$ 750,000,000
Spread on variable rate (as a percent)										2.95%	5.25%
Senior Notes Issued 2022 3.200% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 1,300,000,000
Spread on variable rate (as a percent)										3.20%
Senior Notes Issued 2022 3.800% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 2,000,000,000
Spread on variable rate (as a percent)										3.80%
Senior Notes Issued 2022 4.500% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 750,000,000
Spread on variable rate (as a percent)										4.50%
Senior Notes Issued 2022 4.550% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 2,000,000,000
Spread on variable rate (as a percent)										4.55%
Floating Rate Senior Notes
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 750,000,000
Repayment of long-term debt			$ 1,019,000,000
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount				1,019,000,000
Debt derivatives settled, exchange rate | $ / $						1.333	1.333
Payments to settle derivative				9,956,000,000		$ 3,931,000,000
Outstanding bond forwards				(72,000,000)		(11,000,000)
Derivative financial assets outstanding				988,000,000		1,121,000,000
Debt derivatives | Credit facilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional				$ 0	$ 0	$ 1,503,000,000	$ 1,200,000,000
Debt derivatives entered, exchange rate | $ / $				0	0	1.253	1.253
Payment on derivatives settled				$ 507,000,000	$ 400,000,000	$ 1,003,000,000	$ 800,000,000
Debt derivatives settled, exchange rate | $ / $				1.268	1.268	1.254	1.254
Net cash received (paid) on settlement				$ 9,000,000		$ (2,000,000)
Debt derivatives | US commercial paper program
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional				$ 8,781,000,000	$ 6,745,000,000	$ 3,235,000,000	$ 2,568,000,000
Debt derivatives entered, exchange rate | $ / $				1.302	1.302	1.260	1.260
Payment on derivatives settled				$ 9,522,000,000	$ 7,292,000,000	$ 2,911,000,000	$ 2,312,000,000
Debt derivatives settled, exchange rate | $ / $				1.306	1.306	1.259	1.259
Net cash received (paid) on settlement				$ 64,000,000		$ (15,000,000)
Debt derivatives | Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate										2.991%	5.635%
Hedging effect, net proceeds received from issuances	$ 1,283,000,000	$ 951,000,000
Debt derivatives | Senior Notes Issued 2022 3.200% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate										3.413%
Hedging effect, net proceeds received from issuances	1,674,000,000
Debt derivatives | Senior Notes Issued 2022 3.800% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate										4.232%
Hedging effect, net proceeds received from issuances	2,567,000,000
Debt derivatives | Senior Notes Issued 2022 4.500% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate										5.178%
Hedging effect, net proceeds received from issuances	966,000,000
Debt derivatives | Senior Notes Issued 2022 4.550% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate										5.305%
Hedging effect, net proceeds received from issuances	$ 2,564,000,000
Debt derivatives | Floating Rate Senior Notes
Disclosure of detailed information about financial instruments [line items]
Net cash received (paid) on settlement			$ (75,000,000)
Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional				$ 1,066,000,000	$ 852,000,000	$ 545,000,000	$ 438,000,000
Debt derivatives entered, exchange rate | $ / $				1.251	1.251	1.244	1.244
Payment on derivatives settled					$ 960,000,000	$ 1,306,000,000	$ 960,000,000
Debt derivatives settled, exchange rate | $ / $				1.291	1.291	1.360	1.360
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Net cash received (paid) on settlement						$ 3,000,000
Payments to settle derivative				$ 0		$ 0
Weighted average price of hedging instrument | $ / shares				59.18		60.98		59.18
Derivative financial assets outstanding				$ 54,000,000		$ 36,000,000							34,000,000
Number of derivatives settled (in shares) | shares						0.5	0.5
Derivatives settled, weighted average price (in dollars per share) | $ / shares						$ 59.64
Number of hedging instruments | shares				0.5		0.4		0.5				0.4
Equity derivatives | Class B Non-Voting Shares
Disclosure of detailed information about financial instruments [line items]
Weighted average price of hedging instrument | $ / shares				53.65		53.10		53.65
Derivative financial assets outstanding				$ 5,500,000		$ 5,000,000
Equity derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Weighted average price of hedging instrument | $ / shares				50.37				50.37
Lease Liabilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional				$ 206,000,000	$ 156,000,000	$ 168,000,000	$ 132,000,000
Debt derivatives entered, exchange rate | $ / $				1.321	1.321	1.273	1.273
Payment on derivatives settled				$ 162,000,000	$ 124,000,000	$ 108,000,000	$ 81,000,000
Debt derivatives settled, exchange rate | $ / $				1.306	1.306
Currency swap contract [member] | Senior Notes Issued 2022 4.550%
Disclosure of detailed information about financial instruments [line items]
Net cash received (paid) on settlement				$ 43,000,000
Currency swap contract [member] | Senior Notes Issued 2022 4.550% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 2,000,000,000
Cash flow hedges | Senior Notes, Debentures, And Subordinated Debt
Disclosure of detailed information about financial instruments [line items]
Notional amount								16,100,000,000				$ 9,050,000,000
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount						8,930,000,000						6,950,000,000
Payments to settle derivative				1,019,000,000		0
Derivative financial assets outstanding				$ 916,000,000		$ 1,110,000,000							1,098,000,000
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount								960,000,000				1,068,000,000
Average foreign exchange rate | $ / $				1.250	1.250	1.287	1.287
Payments to settle derivative				$ 1,239,000,000		$ 1,305,000,000
Outstanding bond forwards				$ (94,000,000)		(19,000,000)
Derivative financial assets outstanding						$ (19,000,000)							$ (109,000,000)
Cash flow hedges | Lease Liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 225,000,000				193,000,000
Average foreign exchange rate | $ / $				1.306	1.306	1.301	1.301
Cash flow hedges | Currency swap contract [member] | Senior Notes Issued 2022 4.550%
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 0								$ 2,000,000,000